Segmented and geographic information, and major customers (Major Customers) (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Major Customer One [Member]
Disclosure of major customers [line items]
Percentage of revenue	100.00%	86.00%	70.00%	72.00%
Major Customer Two [Member]
Disclosure of major customers [line items]
Percentage of revenue		14.00%	30.00%	28.00%